Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 1,116,418	$ 876,056	$ 896,475
Shares issued during the year on exercise of share based awards	36,875	37,989	35,643
Ending balance	1,207,977	1,116,418	876,056
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	55	53	53
Ending balance	56	55	53
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	2,161,217	2,057,362	2,034,663
Ending balance	$ 2,203,445	$ 2,161,217	$ 2,057,362
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	70,114,575	66,462,562
Shares issued during the year on exercise of share based awards	1,479,937	3,652,013
Ending balance	71,358,500	70,114,575	66,462,562
Treasury shares acquired	(236,012)
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 35	$ 33
Shares issued during the year on exercise of share based awards	1	2
Ending balance	36	35	$ 33
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	943,297	839,442
Shares issued during the year on exercise of share based awards	42,228	103,855
Ending balance	$ 985,525	$ 943,297	$ 839,442
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	39,667,911	39,667,911
Ending balance	39,667,911	39,667,911	39,667,911
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 20	$ 20
Ending balance	20	20	$ 20
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	1,217,920	1,217,920
Ending balance	$ 1,217,920	$ 1,217,920	$ 1,217,920